Income taxes - Schedule of aggregate amount and per share effect of the tax holiday (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income taxes
The aggregate dollar effect	¥ 0	¥ 2,346,487	¥ 50,837,998
Per share effect—basic and diluted	¥ 0	¥ 0.29	¥ 6.21